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                  [DIVERSIFIED INVESTMENT ADVISORS LETTERHEAD]


October 29, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Diversified Investors Strategic Allocation Funds
        Pre-Effective Amendment No. 1 to Registration
        Statement on form N-1A; Registration Nos. 333-00295 and 811-07495

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Diversified Investors Strategic Allocation Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, and

2. the text of Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 3, 1996.

Very truly yours,

/s/ CATHERINE A. MOHR
----------------------
Catherine A. Mohr
Vice President